Other Gains / (Losses)-Net - Summary of Other Gains/(Losses) Net (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Realized gains / (losses) on derivatives	€ 14		€ (62)
Unrealized (losses) / gains on derivatives at fair value through profit and loss-net	(84)	€ 57	71
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities-net		(4)	3
Gains on pension plan amendments	36	20
Gains / (losses) on disposal	186	(3)	(10)
Wise purchase price adjustment			20
Other	2		(1)
Total other gains / (losses)-net	€ 154	€ 70	€ 21